Segment information - Operating profit (loss) and assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical location
Operating profit/(loss)	$ 10,003	$ 8,193	$ 3,757
Profit before tax	8,691	6,899	2,501
Non-current assets	70,264	68,965	68,863
Total assets	104,035	101,119	96,483
Assets acquired	8,126	4,624	3,295
Net operating assets	65,128	62,346	61,774
UNITED KINGDOM
Disclosure of geographical location
Operating profit/(loss)	2,680	665	1,120
Profit before tax	1,349	(577)	272
Non-current assets	8,699	8,626	8,208
Total assets	20,139	19,616	16,786
Assets acquired	582	812	2,301
Net operating assets	7,173	5,275	3,863
Rest of Europe
Disclosure of geographical location
Operating profit/(loss)	5,924	4,885	2,945
Profit before tax	6,057	4,999	2,709
Non-current assets	30,654	32,905	34,301
Total assets	37,884	40,638	40,669
Assets acquired	2,225	1,770	522
Net operating assets	30,852	32,920	32,726
The Americas
Disclosure of geographical location
Operating profit/(loss)	423	1,495	(954)
Profit before tax	318	1,328	(1,140)
Non-current assets	28,730	26,524	25,425
Total assets	38,544	34,754	32,990
Assets acquired	3,925	1,925	421
Net operating assets	24,501	22,746	23,290
Asia, Africa And Australasia
Disclosure of geographical location
Operating profit/(loss)	976	1,148	646
Profit before tax	967	1,149	660
Non-current assets	2,181	910	929
Total assets	7,468	6,111	6,038
Assets acquired	1,394	117	51
Net operating assets	$ 2,602	$ 1,405	$ 1,895